10 NET INCOME (LOSS) PER SHARE	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
NET INCOME (LOSS) PER SHARE

NOTE 8.  NET INCOME (LOSS) PER SHARE:

A reconciliation of net income and weighted average shares used in computing basic and diluted net income per share is as follows:

	Nine Months Ended
	September 30,
	2016	2015
	(in thousands, except per share data)
Basic net income (loss) per share:
Net income (loss) applicable to common shares	$(0.32)	$0.10
Weighted average and common shares outstanding	12,794,149	9,992,828
Basic net income (loss) per share of common stock	$(0.32)	$0.10
Diluted net income (loss) per share:
Net income (loss) applicable to common shares	$(0.32)	$0.10
Weighted average and common shares outstanding	12,794,149	9,992,828
Dilutive effects of convertible debt, stock options and warrants	-	-
Weighted average common shares, assuming dilutive effect of stock options	12,794,149	9,992,828
Diluted net income (loss) per share of common stock	$(0.32)	$0.10

Share-based awards, inclusive of all grants made under the Company's equity plans, for which either the stock option exercise price or the fair value of the restricted share award exceeds the average market price over the period, have an anti-dilutive effect on earnings per share, and accordingly, are excluded from the diluted computations for all periods presented.

As of September 30, 2016, there were approximately options to purchase 1,070,700 shares of the Company's common stock and restricted stock units for 590,869 shares of the Company's common stock, resulting in share-based awards for a total of 1,661,569 shares of our common stock, outstanding under the Plan leaving 338,431share-based units available under the Plan. During the nine months ended September 30, 2016, we granted our directors and employees options to purchase 970,700 shares of our common stock and restricted stock units for 590,869 shares of our common stock, resulting in aggregate grants under the Plan for 1,661,569 shares of our common stock.

Due to the Company's net loss, potential dilutive shares were not included in the calculation of diluted EPS on September 30, 2016, as it will have an antidilutive effect.

NOTE 10.       NET INCOME (LOSS) PER SHARE:

A reconciliation of net income and weighted average shares used in computing basic and diluted net income per share is as follows:

	Nine Months Ended
	December 31,
	2015	2014
	(In thousands, except per share data)

Basic net income (loss) per share:
Net income (loss) applicable to common shares	$(0.17)	$0.03
Weighted average common shares outstanding	11,043	9,992
Basic net income (loss) per share of common stock	$(0.17)	$0.03
Diluted net income (loss) per share:
Net income (loss) applicable to common shares	$(0.16)	$0.03
Weighted average common shares outstanding	11,874	9,992
Dilutive effects of convertible debt, stock options and warrants	-	-
Weighted average common shares, assuming dilutive effect of stock options	11,874	9,992
Diluted net income (loss) per share of common stock	$(0.16)	$0.03

Share-based awards, inclusive of all grants made under the Company's equity plans, for which either the stock option exercise price or the fair value of the restricted share award exceeds the average market price over the period, have an anti-dilutive effect on earnings per share, and accordingly, are excluded from the diluted computations for all periods presented.

As of December 31, 2015, there were approximately 233,189 share-based awards outstanding, respectively, under the Company's equity plans leaving 1,766,811 share-based units available in the 2015 Employee Stock Option Plan.  During the twelve months ended December 31, 2015, we granted 83,189 restricted stock units and 150,000 options.

Due to net loss, potential shares were not included in the calculation of diluted EPS, as it will have an antidilutive effect.